Other information about investments (Details 13) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investments [line items]
Current assets	€ 39,450	€ 36,433
- of which cash and cash equivalent	698
Non-current assets	78,628	78,172
Total assets	118,373	114,928
Current liabilities	28,382	24,735
Non-current liabilities	38,859	42,027
- non-current financial liabilities	1,328
Total liabilities	67,300	66,849
Net equity	€ 51,073	48,079	€ 53,086	€ 57,409
Eni's ownership interest (%)	13.60%
Book value of the investment	€ 7,044	3,511	4,040
Revenues and other operating income	1,919
Operating expense	(872)
Operating profit	9,983	8,012	2,157
Finance (expense) income	(971)	(1,236)	(885)
Income (expense) from investments	1,095	68	(380)
Profit before income taxes	10,107	6,844	892
Income taxes	5,970	3,467	1,936
Net profit	4,137	3,377	(1,457)
Other comprehensive income	1,576	(5,518)	1,870
Total other comprehensive income	5,713	(2,141)	€ 413
Net profit attributable to Eni	4,126	3,374
Angola LNG Ltd [Member]
Disclosure of detailed information about investments [line items]
Current assets		662
- of which cash and cash equivalent		370
Non-current assets		7,048
Total assets		7,710
Current liabilities		203
Non-current liabilities		1,610
- non-current financial liabilities		1,418
Total liabilities		1,813
Net equity		€ 5,897
Eni's ownership interest (%)		13.60%
Book value of the investment	95	€ 802
Revenues and other operating income		1,374
Operating expense		(563)
Depreciation, depletion, amortization and impairments	1,647	(399)
Operating profit		412
Finance (expense) income		(80)
Profit before income taxes		332
Net profit		332
Other comprehensive income		(817)
Total other comprehensive income		(485)
Net profit attributable to Eni		45
United Gas Derivatives Co [Member]
Disclosure of detailed information about investments [line items]
Current assets	109	36
- of which cash and cash equivalent	109	19
Non-current assets	2,434	1,261
Total assets	2,543	1,297
Current liabilities	117	155
Non-current liabilities	2,018	926
- non-current financial liabilities	2,016	926
Total liabilities	2,135	1,081
Net equity	€ 408	€ 216
Eni's ownership interest (%)	25.00%	25.00%
Book value of the investment	€ 102	€ 54
Operating expense	(1)
Operating profit	(1)
Finance (expense) income	(11)	4
Profit before income taxes	(12)	4
Net profit	(12)	4
Other comprehensive income	16	(13)
Total other comprehensive income	4	(9)
Net profit attributable to Eni	(3)	1
Other associates [Member]
Disclosure of detailed information about investments [line items]
Current assets	926	338
- of which cash and cash equivalent	178	89
Non-current assets	2,296	528
Total assets	3,222	866
Current liabilities	785	220
- current financial liabilities	134	42
Non-current liabilities	1,755	124
- non-current financial liabilities	1,473	71
Total liabilities	2,540	344
Net equity	682	522
Book value of the investment	241	205
Revenues and other operating income	1,053	574
Operating expense	(887)	(454)
Depreciation, depletion, amortization and impairments	(58)	(40)
Operating profit	108	80
Finance (expense) income	(1)	3
Income (expense) from investments	16	(30)
Profit before income taxes	123	53
Income taxes	(26)	(19)
Net profit	97	34
Other comprehensive income	17	(39)
Total other comprehensive income	114	(5)
Net profit attributable to Eni	25	8
Dividends received from the associate	€ 25	€ 13